SUBSEQUENT EVENTS (Q1)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS
NOTE 9. SUBSEQUENT EVENTS
The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the unaudited condensed consolidated financial statements were issued.
On April 28, 2026 the Company filed a Registration Statement on Form S-4 (333-295377) and is continuing to work with the SEC to have the Registration Statement declared effective.
Extension Proposal
On May 5, 2026, the Company filed a preliminary proxy statement on Schedule 14A (the “Proxy Statement”) with the SEC in connection with an extraordinary general meeting of shareholders (the “Shareholder Meeting”). On May 14, 2026, the Company filed a definitive proxy statement with the SEC in connection with the Extension Meeting. The Proxy Statement seeks shareholder approval of, among other things, a proposal to amend the Company’s Amended and Restated Memorandum and Articles of Association to extend the date by which the Company must consummate a Business Combination (the “Termination Date”) from June 13, 2026 to June 13, 2027 (the “Extension Amendment Proposal”). As described in greater detail in the Proxy Statement, the purpose of the Extension Amendment Proposal was to provide the Company with additional time to consummate the Proposed Freenome Business Combination or otherwise consummate an Initial Business Combination.If the Extension Amendment Proposal is approved, holders of Public Shares will have the right to redeem all or a portion of their Public Shares for a pro rata portion of the funds held in the Trust Account in connection with such extension. If the Extension Amendment Proposal is not approved and a Business Combination is not completed on or before the Termination Date, the Company will be required to cease operations and liquidate.

NOTE 9. SUBSEQUENT EVENTS
The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the consolidated financial statements were issued. Based upon this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the consolidated financial statements.